Related Party Disclosures (Tables)	9 Months Ended
Sep. 30, 2026
Related party transactions [abstract]
Key management personnel compensation	Key management personnel compensation comprised:

	Three months ended September 30, 2026	Three months ended September 30, 2025	Nine months ended September 30, 2026	Nine months ended September 30, 2025
Directors & officers compensation	$921,250	$935,068	$2,263,750	$2,890,670
Share-based payments	319,566	8,467,233	2,048,956	29,184,275
	$1,240,816	$9,402,301	$4,312,706	$32,074,945